Effects of New Accounting Pronouncements Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets, current	$ 33,068	$ 31,457
Deferred tax liabilities, current	2,463	$ 1,245
Other Current Assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Finance Costs, Net	700
Other noncurrent assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Finance Costs, Net	$ 12,200